FEBRUARY 28, 2019

CLASS S SHARES
TLVOX
Thrivent Low Volatility Equity Fund
SUMMARY PROSPECTUS
This Summary Prospectus is designed to provide investors with key information about the Fund in a clear and concise format. Before you invest, you may want to review the Fund’s complete prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders, and other information about the Fund online at ThriventFunds.com. You can also get this information at no cost by calling 800-847-4836 or by sending an email request to ContactUs@ThriventFunds.com. If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the prospectus and other information will also be available from your financial intermediary. The Fund’s prospectus and statement of additional information, both dated February 28, 2019 are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the website, phone number or email address noted above.
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (ThriventFunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) where you purchased shares or, if you purchased shares through Thrivent Financial, by enrolling at Thrivent.com/gopaperless or, if you purchased directly online, by enrolling at ThriventFunds.com.
You may elect to receive all future reports in paper free of charge. If you invest directly with a Fund, you can call 1-800-847-4836 to let us know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports.

Thrivent Low Volatility Equity Fund
TLVOX

Investment Objective
Thrivent Low Volatility Equity Fund (the "Fund") seeks long-term capital appreciation with lower volatility relative to the global equity markets. The Fund’s investment objective may be changed without shareholder approval.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of the original purchase price or current net asset value)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and Shareholder Service (12b-1) Fees	None
Other Expenses	2.04%
Total Annual Fund Operating Expenses	2.64%
Less Fee Waivers and/or Expense Reimbursements[1]	1.44%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.20%
[1]	The Adviser has contractually agreed, through at least February 28, 2020, to waive a portion of the management fees associated with the Class S shares of the Thrivent Low Volatility Equity Fund in order to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 1.20% of the average daily net assets of the Class S shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example for the 1 Year period reflects the effect of the contractual fee waiver and/or expense reimbursement. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
1 Year	3 Years	5 Years	10 Years
$122	$683	$1,271	$2,867
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities. The Fund’s investments are diversified globally. The Fund may invest in securities denominated in U.S. dollars and the currencies of the foreign countries in which it may invest. The Fund typically has full currency exposure to those markets in which it invests. The Fund may buy or sell equity index futures for investment exposure or hedging purposes. The Fund may invest in securities of any market capitalization, including small- and mid-cap securities.
In seeking to achieve the Fund’s investment objective, the Adviser employs investment management techniques to identify securities that exhibit low volatility returns. Volatility refers to the variation in security and market prices over time. Over a full market cycle, the Fund seeks to produce returns similar to the MSCI World Minimum Volatility Index – USD Net Returns. It is expected that the Fund will generally underperform the global equity markets during periods of strong market performance.
In buying and selling securities for the Fund, the Adviser uses an active strategy. This strategy consists of a disciplined approach that involves computer-aided, quantitative analysis of fundamental, technical and risk-related factors. The Adviser’s factor model (a method of analyzing and combining multiple data sources) systematically reviews thousands of stocks, using data such as historical earnings growth and expected future growth, valuation, price momentum, and other quantitative factors to forecast return potential. Then, risk characteristics of potential investments and covariation among securities are analyzed along with the return forecasts in determining the Fund’s holdings to produce a portfolio with reduced volatility.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

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Equity Security Risk. Equity securities held by the Fund may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries. Equity securities are generally more volatile than most debt securities.
Foreign Currency Risk. The value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk. Foreign securities generally carry more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Cap Risk. Large-sized companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.
Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Quantitative Investing Risk. Quantitative Investing Risk is the risk that securities selected according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions of these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio.
Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year period and since inception compared to a broad-based securities market index. The index is the MSCI World Minimum Volatility Index – USD Net Returns, which measures the performance characteristics of a minimum variance strategy applied to a universe of large- and mid-cap stocks in 23 developed market countries. It is an optimized version of the MSCI World Index. Call 800-847-4836 or visit ThriventFunds.com for performance results current to the most recent month-end.
The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect
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the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as individual retirement accounts.
How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time.
YEAR-BY-YEAR TOTAL RETURN
Best Quarter:	Q3 '18	+5.45%
Worst Quarter:	Q4 '18	(7.34)%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2018)
Thrivent Low Volatility Equity Fund	1 Year	Since Inception (2/28/2017)
Class S (before taxes)	(3.36)%	4.25%
(after taxes on distributions)	(4.02)%	3.53%
(after taxes on distributions and redemptions)	(1.50)%	3.21%
MSCI World Minimum Volatility Index - USD Net Returns (reflects no deduction for fees, expenses or taxes)	(2.03)%	4.95%
Management
Investment Adviser(s)
The Fund is managed by Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”).
Portfolio Manager(s)
Noah J. Monsen, CFA and Brian W. Bomgren, CQF are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Monsen and Mr. Bomgren have served as portfolio managers of the Fund since February 2017 and February 2018, respectively. Mr. Monsen has been with Thrivent Financial since 2000 and has served in an investment management capacity since 2008. Mr. Bomgren has been with Thrivent Financial since 2006 and is currently a Senior Equity Portfolio Manager.
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund directly from the Fund or through certain broker-dealers.
The minimum initial investment requirement for this Fund is $2,000 and the minimum subsequent investment requirement is $50 for taxable accounts. For IRA or tax-deferred accounts, the minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan or through certain fee-based investment advisory programs.
You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone 800-847-4836, the Internet (Thrivent.com or ThriventFunds.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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4321 N Ballard Rd, Appleton, WI 54919-0001
We’re listening to you!
In response to concerns regarding multiple mailings, we send one copy of a shareholder report and one copy of a prospectus for Thrivent Mutual Funds to each household. This process is known as householding. This consolidation helps reduce printing and postage costs, thereby saving money.
•    If you purchased shares of Thrivent Mutual Funds through Thrivent Financial:
If you wish to receive an additional copy of this Prospectus, call us toll-free at 800-847-4836. If you wish to revoke householding in the future, you may write to us at 4321 N. Ballard Road, Appleton, WI, 54919-0001, or call us at 800-847-4836. We will begin to mail separate regulatory mailings within 30 days of receiving your request. This Prospectus is also available by visiting ThriventFunds.com.
•    If you purchased shares of Thrivent Mutual Funds from a firm other than Thrivent Financial:
If you wish to receive an additional copy of this Prospectus or wish to revoke householding in the future, please contact your financial advisor. This Prospectus is also available by visiting ThriventFunds.com.
Contact Thrivent Mutual Funds
Phone:  800-847-4836
Fax:   866-278-8363
Web: ThriventFunds.com
Email:
    ContactUs@ThriventFunds.com
New Applications:
    Thrivent Mutual Funds
    PO Box 219347
    Kansas City, Missouri 64121-9347
Additional Investments:
    Thrivent Mutual Funds
    PO Box 219334
    Kansas City, Missouri 64121-9334
Redemptions, Exchanges, or Other Requests:
    Thrivent Mutual Funds
    PO Box 219348
    Kansas City, Missouri 64121-9348
Express Mail:
    Thrivent Mutual Funds
    430 West 7th Street
    Kansas City, Missouri 64105

Securities offered through Thrivent Distributors, LLC, 625 Fourth Ave. S., Minneapolis, MN 55415, a FINRA and SIPC member and a wholly owned subsidiary of Thrivent Financial, the marketing name for Thrivent Financial for Lutherans, Appleton, WI.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Summary Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Shares of Thrivent Mutual Funds are not deposits or other obligations of Thrivent Trust Company or any bank, or insured or otherwise protected by the Federal Deposit Insurance Corporation or any other federal agency. Shares of Thrivent Mutual Funds are subject to investment risk, including possible loss of the principal amount invested.
1940 Act File No. 811-5075
TH034
22039P R2-19